                     SUPPLEMENT DATED OCTOBER 26, 1998, TO
                       THE PROSPECTUS DATED MAY 1, 1998
                          EXCHEQUER VARIABLE ANNUITY
                    A FLEXIBLE PREMIUM DEFERRED COMBINATION
                      FIXED AND VARIABLE ANNUITY CONTRACT
                                   ISSUED BY
                   SECURITY LIFE OF DENVER INSURANCE COMPANY
                                      AND
                       SECURITY LIFE SEPARATE ACCOUNT A1

THE SUPPLEMENT DATED SEPTEMBER 23, 1998 IS DELETED AND REPLACED IN ITS ENTIRETY WITH THIS SUPPLEMENT.

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

Effective July 6, 1998, INVESCO Funds Group, Inc. ("IFG"), the investment adviser to INVESCO Variable Investment Funds, Inc., changed the arrangements by which it voluntarily absorbs certain expenses of the INVESCO VIF - High Yield Portfolio, INVESCO VIF - Industrial Income Portfolio, INVESCO VIF - Total Return Portfolio and INVESCO VIF - Utilities Portfolio. See Pages 9 - 11 of the prospectus. The annual expenses of these Portfolios, restated to reflect these changes, are as follows:


    PORTFOLIO                 INVESTMENT     OTHER EXPENSES    TOTAL
                              MANAGEMENT                      PORTFOLIO
                                 FEE                          EXPENSES
========================================================================
INVESCO VIF - High               0.60%            0.45%        1.05%
 Yield Portfolio

INVESCO VIF -                    0.75%            0.40%        1.15%
Industrial Income
Portfolio

INVESCO VIF - Total              0.75%            0.40%        1.15%
Return Portfolio

INVESCO VIF -                    0.60%            0.55%        1.15%
 Utilities Portfolio

                                   *   *   *

The examples depicting the dollar amount of expenses on Page 12 are changed as follows:

                                                IF YOU SURRENDERED YOUR            IF YOU DO NOT SURRENDER YOUR
                                                CONTRACT AT THE END OF THE         CONTRACT OR IF YOU ANNUITIZE AT
                                                STATED PERIOD.                     THE END OF THE STATED PERIOD.
-------------------------------------------------------------------------------------------------------------------------------
                                                  1       3       5      10          1       3       5      10
DIVISION INVESTING IN:                          Year    Years   Years   Years       Year   Years   Years   Years
-------------------------------------------------------------------------------------------------------------------------------
INVESCO Variable Investment Funds, Inc.
   INVESCO VIF - High Yield Portfolio             97     131     169     293         27      81     139     293
   INVESCO VIF - Industrial Income Portfolio      97     134     173     303         28      84     143     303
   INVESCO VIF - Total Return Portfolio           98     134     173     303         28      84     143     303
   INVESCO VIF - Utilities Portfolio              98     134     173     303         28      84     143     303